Stockholders' Equity	12 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 - STOCKHOLDERS' EQUITY

Common Stock

During the years ended June 30, 2019 and 2018, the Company issued 24,991 and 4,437 shares of common stock for cashless exercise of 25,004 and 4,443 warrants, respectively.

During the year ended June 30, 2019, the Company closed on private placements of securities pursuant to Unit Purchase Agreements and Subscription Agreements, each dated as shown below. The price per unit (comprising one common stock and a 5 year warrant to purchase 2.60 or 2.00 of a share of common stock) was $3.60, $5.60, or $6.00. The Company issued an aggregate of 3,975,115 shares of common stock to investors in these closings, for net proceeds of $17,839,656. Approximately $79,000 of legal costs were incurred that were not allocated to the individual closings.

Date of closing	Common Stock Issued	Warrants issued	Unit Price	Net proceeds	Warrant exercise price	Warrant coverage
October 12, 2018	501,027	325,668	$3.60	$1,630,991	$6.00	.65
October 18, 2018	410,084	266,555	$3.60	$1,287,007	$6.00	.65
November 2, 2018	374,864	243,662	$3.60	$1,215,242	$6.00	.65
December 5, 2018	334,694	217,550	$3.60	$1,083,307	$6.00	.65
February 12, 2019	201,389	130,903	$3.60	$725,000	$6.00	.65
March 27, 2019	178,572	89,286	$5.60	$1,000,000	$9.00	.50
May 14, 2019	569,083	284,541	$6.00	$3,168,865	$9.00	.50
June 14, 2019	612,914	306,456	$6.00	$3,274,331	$9.00	.50
June 20, 2019	720,799	360,399	$6.00	$4,059,050	$9.00	.50
June 28, 2019	71,687	35,845	$6.00	$395,863	$9.00	.50
Total	3,975,115	2,260,865		$17,839,656

Approximately $177,000 of the June 28 financing was in Other Receivable at June 30, 2019 and was received in July, 2019. The October 12, 2018 and October 18, 2018 financings represented an Equity Financing as defined in the Convertible Promissory Note agreement. As a result of the October 12, 2018 and October 18, 2018 financings, the Company's outstanding 7% Convertible Promissory Notes and accumulated interest converted into 2,682,917 shares of common stock.

During the years ended June 30, 2019 and 2018, the Company issued 0 and 938 shares of common stock for issuances of restricted common stocks, respectively.

Placement Agent Warrants

During the year ended June 30, 2019, the Company issued an aggregate of 357,396 warrants to the placement agent in connection with the closings. The agent warrants have an exercise price between $3.96 and $9.00, are non-cancellable, vest upon issuance and expire on the fifth anniversary of the warrant date of issuance. Warrants have a five year term and an aggregate fair value of approximately $1,809,535 calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rates between 1.74-3.09% (2) expected life of 5 years, (3) expected volatility between 100.7-103.4%, and (4) zero expected dividends.

Stock-based compensation - options

The Company uses the simplified method for share-based compensation to estimate the expected term for employee option awards for share-based compensation in its option-pricing model. Prior to the adoption of ASU 2018-07 on October 1, 2018, the Company used the contractual term for non-employee options to estimate the expected term, for share-based compensation in its option-pricing model.

On December 20, 2018, the Company granted various employees options to purchase a total of 675,000 shares of common stock. The options have a ten-year term and have an exercise price of $4.60 and vest over 4 years. The options have an aggregate fair value of $2,500,000 calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.69% (2) expected life of 6.25 years, (3) expected volatility of 102.3%, and (4) zero expected dividends.

On April 1, 2019, the Company granted various employees options to purchase a total of 37,500 shares of common stock. The options have a ten-year term and have an exercise price of $7.04 and vest over 4 years. The options have an aggregate fair value of $214,000 calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.37% (2) expected life of 6.25 years, (3) expected volatility of 101.5%, and (4) zero expected dividends.

During the year ended June 30, 2018, the Company granted various employees options to purchase a total of 662,500 shares of common stock. The options have a ten-year term and have an exercise price ranging from $3.20 and $3.52 per share. 612,500 options vest at a rate of 6.25% each quarter over 4 years. 50,000 options vest on the accomplishment of a clinical trial event. During the year ended June 30, 2019 the company recorded approximately $133,000 of compensation expense based on the probably of the clinical trial event occurring. The fair value of the options on the grant date ranges from $2.60 to $2.84 per share using the Black-Scholes Option pricing model.

A summary of the changes in options outstanding for the years ended June 30, 2019 and 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2017	139,997	$25.64	6.7	$-
Granted	662,500	3.28	9.3	511,000
Forfeited	(35,277)	37.00	-	-
Outstanding and expected to vest at June 30, 2018	767,220	$5.80	8.8	$511,000
Granted	712,500	4.73	9.5	$1,917,750
Forfeited	(6,406)	-	-	$-
Outstanding and expected to vest at June 30, 2019	1,473,314	$5.18	8.6	$4,668,153
Options exercisable at June 30, 2019	401,356	$7.92	7.6	$1,153,708

At June 30, 2019, the Company has unrecognized stock-based compensation expense of approximately $3,380,000 related to unvested stock options over the weighted average remaining service period of 3.15 years. The weighted average fair value of options granted during the years ended June 30, 2019 and 2018 was approximately $3.84 and $2.64 per share, respectively, on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended June 30, 2019	Year Ended June 30, 2018
Risk free interest rate	2.37 to 2.69%	2.14 to 2.61%
Dividend yield	0%	0%
Volatility	101.5-102.3%	99.9-101.6%
Expected term (in years)	6.25	6.25

Stock-based compensation – restricted common stock

A summary of the changes in outstanding restricted stocks during the years ended June 30, 2019 and 2018 is as follows:

	Number of Shares	Weighted Average Fair Value Per Share
Outstanding and expected to issue at June 30, 2017	2,188	$61.00
Issued	(938)	$61.00
Forfeited	(1,250)	$61.00
Outstanding and vested at June 30, 2018	-	$-
Issued	-	$-
Forfeited	-	$-
Outstanding and vested at June 30, 2019	-	-

As of June 30, 2019 and 2018, all restricted stock shares are issued.

Warrants

A summary of the changes in outstanding warrants during the years ended June 30, 2019 and 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2017	971,718	$30.85
Issued	1,486,482	$6.00
Exercised	(4,443)	$0.004
Outstanding and vested at June 30, 2018	2,453,757	$15.845
Issued	2,691,123	$7.10
Exercised	(25,004)	$0.004
Forfeited/Expired	(689,894)	18.94
Outstanding and vested at June 30, 2019	4,429,982	$7.12

Included in the warrants outstanding at June 30, 2018 are 643,643 warrants with an exercise price that is subject to downward adjustment on the sale of equity at prices below their original exercise price. These 643,643 warrants expired in the year ended June 30, 2019.

On December 20, 2018, the Company granted 25,000 warrants to a contractor with exercise price of $4.60, a 10-year term and immediate vesting. The warrants have an aggregated fair value of $93,762 that was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.69% (2) expected life of 6.25 years, (3) expected volatility of 102.3%, and (4) zero expected dividends.

On January 1, 2019, the Company granted 30,000 warrants to a contractor with exercise price of $4.60, a 10-year term and quarterly vesting over four years vesting. The warrants have an aggregated fair value of $112,183 that was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.49% (2) expected life of 6.25 years, (3) expected volatility of 102.0%, and (4) zero expected dividends.

On March 9, 2019, the Company granted 17,857 warrants to a consultant with exercise price of $7.00, a 5-year term and immediate vesting. The warrants have an aggregated fair value of $95,131 that was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 2.42% (2) expected life of 5 years, (3) expected volatility of 102.0%, and (4) zero expected dividends.

During the year ended June 30, 2019, the Company issued an aggregate of 9,043,439 warrants to investors in connection with private placements, with a fair value of approximately $11,420,300. The exercise price ranges from $1.50 to $9.00, vested upon issuance, are non-cancellable and expire on the fifth anniversary from issuance. Variables used in the Black-Scholes option-pricing model include: (1) discount rates of 1.74-3.09% (2) expected life of 5 years, (3) expected volatility of 100.7-103.4%, and (4) zero expected dividends.

During the year ended June 30, 2018, the Company issued an aggregate of 338,600 warrants to consultants for services rendered. The exercise price was determined on trading price of the Company's common stock at warrant issuance date and range from $0.75 to $6.60 per share. The warrants are non-cancellable, vest upon issuance or over the service period and expire on the tenth or the seventh anniversary of the date of issuance.

In addition, the Company issued an aggregate of 1,200,833 and 201,000 warrants to the holders of promissory notes payable and placement agent, respectively, during the year ended June 30, 2018. These warrants have exercise price from $6.00 and $26.40. The warrants are non-cancellable, vest upon issuance or over the service period and expire the seventh anniversary of the date of issuance

At June 30, 2019 and 2018, the Company has $155,000 and $81,000 unrecognized stock based compensation expense related to outstanding warrants. At June 30, 2019 and 2018, the aggregate intrinsic value of warrants vested and outstanding was approximately $4,796,081 and $215,000, respectively. During the years ended June 30, 2019 and June 30, 2018, the Company recorded approximately $0 and $50,000 of expenses from issuances of warrants.

Stock-based compensation by class of expense

The following summarizes the components of stock-based compensation expense which includes common stock, stock options, warrants and restricted stock in the consolidated statements of operations for the years ended June 30, 2019 and 2018 (rounded to nearest $00) respectively:

	Year ended June 30, 2019	Year ended June 30, 2018
Research and development	$215,900	$62,500
General and administrative	998,100	455,500
Total	$1,214,000	$518,000